Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Net [Abstract]
Total loss from discontinued operations	$ 54,988,661	$ 2,608,325